VESSELS AND EQUIPMENT - Narrative (Details)		1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 09, 2023 USD ($) vessels	Mar. 31, 2024 tanker_size	Jan. 31, 2024 tanker_size	Dec. 31, 2023 USD ($) vessels	Nov. 30, 2021 tanker_size	Jun. 30, 2024 vessels	Mar. 31, 2024 vessels	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($) vessels tanker
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property, plant and equipment, classified as investing activities | $								$ 915,248,000	$ 1,631,423,000	$ 335,815,000
Prepaid consideration | $				$ 349,151,000				$ 0	$ 349,151,000
Number of vessels EGCS completed								1	2	8
Number of vessels, drydock performed								12	10	14
Impairment loss recognised in profit or loss, property, plant and equipment | $								$ 0	$ 0	$ 0
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period								20 years	20 years	25 years
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels delivered						2	13
Number of newbuildings delivered									2	4
Number of tankers sold			5					5	1
VLCC vessels | CMB.TECH
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired	24
Vessels acquired, average age	5 years 3 months 18 days
Vessels acquired, purchase price | $	$ 2,350,000,000
Number of vessels delivered				11
Purchase of property, plant and equipment, classified as investing activities | $									$ 1,112,200,000
Contractual commitments for acquisition of vessels | $				$ 890,000,000					$ 890,000,000
Number of vessels remaining to be delivered				13					13
Prepaid consideration | $				$ 347,800,000				$ 1,237,800,000	$ 347,800,000
VLCC vessels | CMB.TECH | Major purchases of assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels delivered								13
Suezmax tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold		1	1					3	2
LR2 Tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels delivered										2
Number of tankers sold					4					2